Property, Plant, and Equipment - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	€ 4,493	€ 4,276
Additions including right of use assets (other than those from business combinations).	1,138	810
Land and Buildings
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,501	1,430
Additions including right of use assets (other than those from business combinations).	87	58
Land and Buildings Leased
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,391	1,320
Additions including right of use assets (other than those from business combinations).	321	102
Other Property, Plant and Equipment
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,379	1,309
Additions including right of use assets (other than those from business combinations).	549	470
Other Property, Plant and Equipment Leased
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	66	55
Additions including right of use assets (other than those from business combinations).	90	82
Advance Payments and Construction in Progress
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	156	162
Additions including right of use assets (other than those from business combinations).	€ 91	€ 98